Schedule of Investments
(unaudited)
July 31, 2023
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.4%
Ampol Ltd. .................. 393 $ 8,704
Aristocrat Leisure Ltd. ........... 4,568 120,985
Beach Energy Ltd. ............. 3,577 3,900
Brambles Ltd. ................ 1,047 9,905
Charter Hall Group ............. 70 540
Cochlear Ltd. ................ 143 23,005
Commonwealth Bank of Australia ... 1,613 114,763
Evolution Mining Ltd. ........... 3,086 7,747
Fortescue Metals Group Ltd. ...... 6,729 98,921
Glencore plc ................. 2,532 15,398
GPT Group (The) .............. 5,631 16,459
JB Hi-Fi Ltd. ................. 327 10,057
Lottery Corp. Ltd. (The) .......... 92 320
Macquarie Group Ltd. ........... 1,016 119,817
Mirvac Group ................ 3,238 5,104
National Australia Bank Ltd. ....... 4,109 78,712
Rio Tinto Ltd. ................ 255 20,192
Rio Tinto plc ................. 858 56,712
Sonic Healthcare Ltd. ........... 2,169 51,249
Steadfast Group Ltd. ........... 342 1,342
Stockland ................... 3,324 9,447
Telstra Group Ltd. ............. 14,722 42,137
Transurban Group
(a)
............ 71 686
Worley Ltd. .................. 7,790 91,171
907,273
Austria — 0.2%
ams-OSRAM AG
(b)
............. 247 2,186
ANDRITZ AG ................ 184 9,715
BAWAG Group AG
(c)(d)
........... 68 3,313
Erste Group Bank AG ........... 67 2,532
Raiffeisen Bank International AG
(b)
.. 74 1,196
Verbund AG ................. 44 3,646
22,588
Belgium — 1.1%
Ageas SA ................... 175 7,408
Anheuser-Busch InBev SA/NV ..... 553 31,635
Elia Group SA/NV ............. 240 29,550
Groupe Bruxelles Lambert NV ..... 368 29,776
Sofina SA ................... 13 3,091
Solvay SA ................... 331 39,753
Umicore SA ................. 438 12,971
154,184
China — 0.3%
BOC Hong Kong Holdings Ltd. ..... 14,000 42,729
Denmark — 3.4%
Genmab A/S
(b)
................ 75 30,915
Novo Nordisk A/S, Class B ....... 1,774 286,062
Novozymes A/S, Class B ......... 2,135 107,077
Pandora A/S ................. 292 29,209
Vestas Wind Systems A/S
(b)
....... 895 23,938
477,201
Finland — 0.9%
Kone OYJ, Class B ............ 273 14,003
Sampo OYJ, Class A ........... 1,247 54,951
Valmet OYJ ................. 59 1,565
Wartsila OYJ Abp .............. 4,341 54,535
125,054
France — 9.5%
Arkema SA .................. 77 8,303
AXA SA .................... 197 6,055
Security
Shares
Shares Value
France (continued)
BioMerieux .................. 6 $ 644
BNP Paribas SA .............. 899 59,287
Capgemini SE ................ 100 18,122
Carrefour SA ................. 996 19,911
Credit Agricole SA ............. 288 3,576
Dassault Aviation SA ........... 215 41,766
Dassault Systemes SE .......... 1,907 81,503
Engie SA ................... 4,899 80,370
EssilorLuxottica SA ............ 105 21,123
Getlink SE .................. 153 2,689
Hermes International ........... 78 172,635
Kering SA ................... 34 19,522
Klepierre SA ................. 331 8,786
La Francaise des Jeux SAEM
(c)(d)
... 358 13,667
L'Oreal SA .................. 372 173,021
LVMH Moet Hennessy Louis Vuitton SE 303 281,417
Pernod Ricard SA ............. 513 113,102
Safran SA ................... 497 82,508
Societe Generale SA ........... 1,101 29,944
Thales SA ................... 8 1,197
TotalEnergies SE .............. 862 52,372
Ubisoft Entertainment SA
(b)
....... 910 30,605
Valeo ...................... 801 18,106
1,340,231
Germany — 8.5%
Allianz SE (Registered) .......... 23 5,497
Aurubis AG .................. 516 48,572
BASF SE ................... 574 30,773
Bayer AG (Registered) .......... 355 20,762
Bayerische Motoren Werke AG .... 577 70,365
Covestro AG
(b)(c)(d)
.............. 113 6,070
Deutsche Bank AG (Registered) .... 2,869 31,803
Deutsche Telekom AG (Registered) . 2,524 55,026
DHL Group .................. 284 14,604
Evonik Industries AG ........... 890 18,435
GEA Group AG ............... 2,604 110,518
HUGO BOSS AG .............. 241 19,460
Infineon Technologies AG ........ 3,509 154,170
KION Group AG ............... 41 1,718
Mercedes-Benz Group AG ........ 2,073 165,556
Merck KGaA ................. 14 2,460
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 16 6,023
Nemetschek SE ............... 88 6,404
SAP SE .................... 1,685 229,854
Scout24 SE
(c)(d)
............... 329 21,749
Siemens AG (Registered) ........ 1,003 170,954
Siemens Energy AG
(b)
........... 318 5,387
TeamViewer SE
(b)(c)
............ 546 9,281
thyssenkrupp AG .............. 56 445
1,205,886
Hong Kong — 1.6%
AIA Group Ltd. ............... 17,200 172,082
New World Development Co. Ltd. ... 9,000 22,257
Sun Hung Kai Properties Ltd. ...... 2,000 25,113
Swire Properties Ltd. ........... 1,000 2,509
221,961
Ireland — 0.2%
Kerry Group plc, Class A ......... 136 13,512
Kingspan Group plc ............ 162 13,002
26,514

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel — 0.3%
Bank Hapoalim BM ............ 2,071 $ 18,397
Israel Discount Bank Ltd., Class A .. 867 4,592
Nice Ltd.
(b)
.................. 42 9,142
Teva Pharmaceutical Industries Ltd.
(b)
766 6,412
38,543
Italy — 2.0%
Amplifon SpA ................ 15 507
Assicurazioni Generali SpA ....... 894 19,043
Enel SpA ................... 22,034 151,929
Ferrari NV .................. 3 962
Intesa Sanpaolo SpA ........... 14,034 40,582
Leonardo SpA ................ 406 5,497
Mediobanca Banca di Credito
Finanziario SpA ............. 1,309 17,444
Terna - Rete Elettrica Nazionale .... 1,753 14,811
UniCredit SpA ................ 1,596 40,411
291,186
Japan — 21.9%
Aisin Corp. .................. 100 3,249
Amada Co. Ltd. ............... 900 8,857
Asahi Kasei Corp. ............. 3,000 20,444
Astellas Pharma, Inc. ........... 7,600 111,130
Brother Industries Ltd. .......... 200 3,118
Central Japan Railway Co. ....... 300 38,230
Dai-ichi Life Holdings, Inc. ........ 900 18,389
Daiichi Sankyo Co. Ltd. .......... 100 3,080
Daiwa House Industry Co. Ltd. ..... 500 13,589
Daiwa Securities Group, Inc. ...... 1,000 5,421
DMG Mori Co. Ltd. ............. 400 6,806
ENEOS Holdings, Inc. .......... 1,000 3,628
Fast Retailing Co. Ltd. .......... 300 75,154
FUJIFILM Holdings Corp. ........ 1,500 87,099
Hitachi Ltd. .................. 2,300 150,568
Honda Motor Co. Ltd. ........... 2,800 89,268
ITOCHU Corp. ............... 300 12,134
Japan Exchange Group, Inc. ...... 200 3,485
Japan Post Bank Co. Ltd. ........ 1,300 10,815
Japan Post Holdings Co. Ltd. ...... 200 1,461
Kakaku.com, Inc. .............. 600 8,969
KDDI Corp. .................. 2,000 58,863
Kirin Holdings Co. Ltd. .......... 1,700 25,110
Konica Minolta, Inc. ............ 200 741
Lawson, Inc. ................. 1,400 70,245
Marubeni Corp. ............... 2,100 37,180
Marui Group Co. Ltd. ........... 700 12,540
Mitsubishi Corp. ............... 3,200 163,733
Mitsubishi Estate Co. Ltd. ........ 2,800 34,316
Mitsubishi Gas Chemical Co., Inc. .. 2,100 31,497
Mitsubishi HC Capital, Inc. ........ 100 662
Mitsubishi UFJ Financial Group, Inc. . 23,400 188,423
Mitsui & Co. Ltd. .............. 1,200 46,836
Mitsui Fudosan Co. Ltd. ......... 2,800 57,526
Mizuho Financial Group, Inc. ...... 1,300 22,055
MS&AD Insurance Group Holdings, Inc. 3,200 119,019
Murata Manufacturing Co. Ltd. ..... 200 11,880
Nexon Co. Ltd. ............... 200 3,816
Nikon Corp. ................. 100 1,322
Nintendo Co. Ltd. .............. 2,200 99,516
Nippon Express Holdings, Inc. ..... 500 29,316
Nippon Telegraph & Telephone Corp. 51,600 59,171
Nissan Motor Co. Ltd. ........... 200 881
Nitto Denko Corp. ............. 700 49,778
Nomura Research Institute Ltd. .... 200 5,683
Olympus Corp. ............... 900 14,685
Security
Shares
Shares Value
Japan (continued)
Omron Corp. ................. 1,400 $ 75,147
Ono Pharmaceutical Co. Ltd. ...... 200 3,665
Oriental Land Co. Ltd. .......... 800 30,683
ORIX Corp. .................. 5,100 98,106
Otsuka Corp. ................ 100 4,164
Otsuka Holdings Co. Ltd. ........ 1,100 40,444
Panasonic Holdings Corp. ........ 200 2,469
Recruit Holdings Co. Ltd. ........ 3,200 110,834
Resona Holdings, Inc. .......... 3,100 16,877
Ricoh Co. Ltd. ................ 1,700 15,123
Santen Pharmaceutical Co. Ltd. .... 900 7,864
Sega Sammy Holdings, Inc. ....... 2,600 56,848
Sekisui House Ltd. ............. 3,100 63,245
Shimadzu Corp. ............... 200 6,074
Shimizu Corp. ................ 3,300 22,735
Shionogi & Co. Ltd. ............ 1,000 41,908
SoftBank Corp. ............... 2,500 27,761
SoftBank Group Corp. .......... 900 45,776
Sompo Holdings, Inc. ........... 900 39,790
Sony Group Corp. ............. 300 28,100
Sumitomo Chemical Co. Ltd. ...... 17,600 54,281
Sumitomo Electric Industries Ltd. ... 400 5,129
Sumitomo Realty & Development Co.
Ltd. ..................... 100 2,680
T&D Holdings, Inc. ............. 3,200 52,028
Takeda Pharmaceutical Co. Ltd. .... 1,100 33,632
TDK Corp. .................. 400 15,323
Terumo Corp. ................ 500 16,375
Tokio Marine Holdings, Inc. ....... 5,600 128,772
Tokyo Electron Ltd. ............ 600 90,052
Toshiba Corp. ................ 300 9,686
Toyota Motor Corp. ............ 6,200 104,245
Trend Micro, Inc. .............. 100 4,725
ZOZO, Inc. .................. 1,200 23,426
3,097,655
Luxembourg — 0.6%
ArcelorMittal SA ............... 3,135 90,670
Netherlands — 6.5%
Argenx SE
(b)
................. 35 17,627
ASML Holding NV ............. 488 349,539
ASR Nederland NV ............ 695 31,504
ING Groep NV ................ 10,252 149,645
Koninklijke KPN NV ............ 16,210 58,652
Koninklijke Philips NV
(b)
.......... 160 3,324
NN Group NV ................ 319 12,229
Shell plc .................... 6,510 197,303
Wolters Kluwer NV ............. 812 101,968
921,791
New Zealand — 0.3%
Meridian Energy Ltd. ........... 6,862 24,085
Xero Ltd.
(b)
.................. 292 24,003
48,088
Norway — 1.4%
Aker BP ASA ................. 210 5,883
DNB Bank ASA ............... 4,193 86,407
Equinor ASA ................. 2,399 73,382
Gjensidige Forsikring ASA ........ 1,558 24,595
Norsk Hydro ASA .............. 351 2,299
Var Energi ASA ............... 1,609 4,924
197,490

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Portugal — 0.0%
Galp Energia SGPS SA ......... 97 $ 1,289
Singapore — 1.0%
DBS Group Holdings Ltd. ........ 200 5,159
Oversea-Chinese Banking Corp. Ltd. 100 1,001
Singapore Airlines Ltd. .......... 13,800 78,177
STMicroelectronics NV .......... 873 46,694
United Overseas Bank Ltd. ....... 800 18,147
149,178
South Africa — 0.2%
Anglo American plc ............ 727 22,357
Spain — 2.4%
Acciona SA .................. 400 59,959
Aena SME SA
(c)(d)
.............. 12 1,916
Amadeus IT Group SA .......... 248 17,791
Banco Bilbao Vizcaya Argentaria SA . 12,599 99,864
Banco de Sabadell SA .......... 1,767 2,178
Banco Santander SA ........... 10,838 43,919
CaixaBank SA ................ 3,717 15,036
Iberdrola SA ................. 172 2,147
Industria de Diseno Textil SA ...... 1,128 43,177
Repsol SA .................. 433 6,611
Telefonica SA ................ 10,946 46,638
339,236
Sweden — 3.3%
Assa Abloy AB, Class B ......... 3,439 82,684
Atlas Copco AB, Class A ......... 365 5,185
Atlas Copco AB, Class B ......... 625 7,718
Boliden AB .................. 2,666 78,405
Electrolux AB, Class B .......... 1,321 16,316
Elekta AB, Class B ............. 7,185 58,207
Evolution AB
(c)(d)
............... 18 2,220
Industrivarden AB, Class A ....... 129 3,663
Industrivarden AB, Class C ....... 1,479 41,902
Investor AB, Class A ............ 328 6,661
L E Lundbergforetagen AB, Class B . 184 8,109
Saab AB, Class B ............. 1,629 85,863
SKF AB, Class B .............. 437 8,326
Swedbank AB, Class A .......... 2,836 52,017
Swedish Orphan Biovitrum AB
(b)
.... 117 2,290
Trelleborg AB, Class B .......... 169 4,499
464,065
Switzerland — 5.5%
ABB Ltd. (Registered) ........... 4,050 162,517
Clariant AG (Registered) ......... 2,457 40,261
Flughafen Zurich AG (Registered) ... 125 26,462
Givaudan SA (Registered) ........ 18 60,758
Julius Baer Group Ltd. .......... 301 21,319
Kuehne + Nagel International AG
(Registered) ............... 90 28,161
Logitech International SA (Registered) 1,589 112,341
Novartis AG (Registered) ........ 2,842 297,549
SIG Group AG ................ 17 454
Sonova Holding AG (Registered) ... 31 8,641
Temenos AG (Registered) ........ 267 22,963
781,426
United Kingdom — 11.0%
3i Group plc ................. 164 4,161
AstraZeneca plc .............. 1,639 235,485
Auto Trader Group plc
(c)(d)
........ 8,015 66,473
Aviva plc ................... 1,361 6,781
BAE Systems plc .............. 102 1,220
Security
Shares
Shares Value
United Kingdom (continued)
Barclays plc ................. 12,684 $ 25,169
Barratt Developments plc ........ 1,100 6,439
Bellway plc .................. 184 5,232
BP plc ..................... 17,957 111,413
British Land Co. plc (The) ........ 1,123 4,873
BT Group plc ................. 17,600 27,579
Centrica plc ................. 19,838 35,156
CNH Industrial NV ............. 1,288 18,603
Compass Group plc ............ 1,685 43,840
ConvaTec Group plc
(c)(d)
......... 9,795 26,242
Diageo plc .................. 3,118 136,077
Drax Group plc ............... 2,390 18,550
DS Smith plc ................. 1,601 6,365
Greggs plc .................. 602 21,349
HSBC Holdings plc ............ 10,329 85,797
IG Group Holdings plc .......... 84 763
Intertek Group plc ............. 609 34,115
J Sainsbury plc ............... 6,912 24,610
Johnson Matthey plc ........... 954 22,064
Kingfisher plc ................ 4,590 14,474
Legal & General Group plc ....... 5,301 15,886
Lloyds Banking Group plc ........ 140,985 81,454
London Stock Exchange Group plc .. 187 20,307
Man Group plc ............... 170 521
Marks & Spencer Group plc
(b)
...... 2,251 5,963
RELX plc ................... 2,547 85,724
Rightmove plc ................ 2,196 16,090
Segro plc ................... 661 6,478
Smith & Nephew plc ............ 40 609
Smiths Group plc .............. 1,875 40,893
Spectris plc .................. 270 12,184
Spirax-Sarco Engineering plc ...... 6 857
Standard Chartered plc .......... 2,990 28,721
Taylor Wimpey plc ............. 2,987 4,385
Tesco plc ................... 10,044 33,266
Travis Perkins plc ............. 604 6,756
Unilever plc .................. 1,859 99,951
Vodafone Group plc ............ 90,720 86,298
WPP plc .................... 3,067 33,488
1,562,661
United States — 9.1%
CSL Ltd. .................... 378 68,084
Experian plc ................. 1,888 72,963
GSK plc .................... 5,703 101,520
Holcim Ltd.
(b)
................. 61 4,252
Nestle SA (Registered) .......... 3,257 399,045
Roche Holding AG ............. 705 219,533
Sanofi ..................... 455 48,542
Schneider Electric SE ........... 951 169,632
Signify NV
(c)(d)
................ 2,352 73,950
Swiss Re AG ................. 1,120 116,860
Tenaris SA .................. 666 11,067
1,285,448
Total Common Stocks — 97.6%
(Cost: $12,195,692) .............................. 13,814,704

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG
(Preference) ............... 267 $ 29,998
Volkswagen AG (Preference) ...... 362 47,956
77,954
Total Preferred Stocks — 0.6%
(Cost: $78,527) ................................ 77,954
Total Long-Term Investments — 98.2%
(Cost: $12,274,219) .............................. 13,892,658
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.16%
(e)(f)
.... 284,306 284,306
Total Short-Term Securities — 2.0%
(Cost: $284,306) ................................ 284,306
Total Investments — 100.2%
(Cost: $12,558,525) .............................. 14,176,964
Liabilities in Excess of Other Assets — (0.2)% ............ (22,552)
Net Assets — 100.0% .............................. $ 14,154,412
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 330,572 $ — $ (46,266)
(a)
$ — $ — $ 284,306 284,306 $ 4,202 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage International Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index ..................................................... 2 09/15/23 $ 221 $ 2,255
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 907,273 $ — $ 907,273
Austria .............................................. — 22,588 — 22,588
Belgium ............................................. — 154,184 — 154,184
China ............................................... — 42,729 — 42,729
Denmark ............................................. — 477,201 — 477,201
Finland .............................................. — 125,054 — 125,054
France .............................................. — 1,340,231 — 1,340,231
Germany ............................................ — 1,205,886 — 1,205,886
Hong Kong ........................................... — 221,961 — 221,961
Ireland .............................................. 26,514 — — 26,514
Israel ............................................... — 38,543 — 38,543
Italy ................................................ — 291,186 — 291,186
Japan ............................................... — 3,097,655 — 3,097,655
Luxembourg .......................................... — 90,670 — 90,670
Netherlands ........................................... — 921,791 — 921,791
New Zealand .......................................... — 48,088 — 48,088
Norway .............................................. — 197,490 — 197,490
Portugal ............................................. — 1,289 — 1,289
Singapore ............................................ — 149,178 — 149,178
South Africa ........................................... — 22,357 — 22,357
Spain ............................................... — 339,236 — 339,236
Sweden ............................................. — 464,065 — 464,065
Switzerland ........................................... — 781,426 — 781,426

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Sustainable Advantage International Equity Fund

Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ 18,550 $ 1,544,111 $ — $ 1,562,661
United States .......................................... — 1,285,448 — 1,285,448
Preferred Securities ....................................... — 77,954 — 77,954
Short-Term Securities
Money Market Funds ...................................... 284,306 — — 284,306
$ 329,370 $ 13,847,594 $ — $ 14,176,964
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,255 $ — $ — $ 2,255
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Fair Value Hierarchy as of Period End (continued)